Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 288,980	$ 285,565
Restricted cash and cash equivalents	20,367	52,738
Rent receivables, net	58,052	14,264
Investment in finance lease, net	11,026	11,639
Flight equipment held for sale, net	0	144,119
Flight equipment held for operating lease, net	2,730,949	2,720,000
Maintenance rights	285,869	290,958
Deferred tax asset, net	15,204	11,675
Fair value of derivative assets	6,285	4,824
Other assets, net	118,194	129,377
Total assets	3,534,926	3,665,159
Liabilities
Accounts payable and accrued liabilities	21,681	22,746
Rentals received in advance	13,356	16,391
Payable to related parties	3,619	10,077
Security deposits	39,720	40,726
Maintenance payment liability, net	200,354	219,371
Unsecured borrowings, net	620,278	619,407
Secured borrowings, net	1,544,546	1,695,525
Deferred tax liability, net	64,578	57,935
Fair value of derivative liabilities	55,845	27,943
Other liabilities	72,841	76,761
Total liabilities	2,636,818	2,786,882
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 30,481,069 and 30,898,410 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	31	31
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	509,738	516,254
Retained earnings	428,070	380,392
Accumulated other comprehensive loss, net	(39,731)	(18,400)
Total shareholders' equity	898,108	878,277
Total liabilities and shareholders' equity	$ 3,534,926	$ 3,665,159